Condensed Consolidating Financial Statements (Notes)	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements
On May 22, 2015, CPG closed its private placement of $2,750.0 million in aggregated principal amount of its senior notes (the "Notes"). Please see Note 6, "Long-Term Debt" for further discussion of the Notes. The Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by three of CPG's subsidiaries, CEG, Columbia OpCo and OpCo GP. CEG is a 100% owned subsidiary of CPG. In lieu of providing separate financial statements for CEG, the accompanying condensed consolidating financial statements based on Rule 3-10 of the SEC’s Regulation S-X have been included.
The following supplemental condensed consolidating financial information reflects CPG’s separate accounts, the combined accounts of CEG and Other Subsidiaries of CEG and CPG, including guarantors Columbia OpCo and OpCo GP, the consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated. Separate financial statements have been provided for Columbia OpCo and OpCo GP based on Rule 3-10 of the SEC's Regulation S-X. For purposes of the following consolidating information, CPG’s and CEG's investment in its subsidiaries is accounted for under the equity method of accounting.
CONDENSED CONSOLIDATING BALANCE SHEETS

As of December 31, 2015 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$800.0	$46.7	$1.9	$—	$82.3	$—	$930.9
Accounts receivable, net	—	5.6	—	—	146.8	—	152.4
Accounts receivable-affiliated	14.6	85.6	3.4	—	156.4	(260.0)	—
Materials and supplies, at average cost	—	—	—	—	32.8	—	32.8
Exchange gas receivable	—	—	—	—	19.0	—	19.0
Deferred property taxes	—	—	—	—	52.0	—	52.0
Prepayments and other	0.3	10.1	—	—	43.8	(5.7)	48.5
Total Current Assets	814.9	148.0	5.3	—	533.1	(265.7)	1,235.6
Investments and Other Assets
Unconsolidated affiliates	—	—	—	—	438.1	—	438.1
Consolidated affiliates	5,174.6	7,569.8	5,608.9	—	—	(18,353.3)	—
Other investments	12.0	0.3	—	—	1.5	—	13.8
Total Investments and Other Assets	5,186.6	7,570.1	5,608.9	—	439.6	(18,353.3)	451.9
Property, Plant and Equipment
Property, plant and equipment	—	—	—	—	9,052.3	—	9,052.3
Accumulated depreciation and amortization	—	—	—	—	(2,988.6)	—	(2,988.6)
Net Property, Plant and Equipment	—	—	—	—	6,063.7	—	6,063.7
Other Noncurrent Assets
Regulatory assets	—	35.1	—	—	142.6	—	177.7
Goodwill	—	—	1,975.5	—	—	—	1,975.5
Notes receivable-affiliated	1,848.2	—	—	—	—	(1,848.2)	—
Postretirement and postemployment benefits assets	—	0.5	—	—	115.6	(0.4)	115.7
Deferred income taxes	18.9	—	—	—	—	(18.9)	—
Deferred charges and other	25.5	—	—	—	10.6	—	36.1
Total Other Noncurrent Assets	1,892.6	35.6	1,975.5	—	268.8	(1,867.5)	2,305.0
Total Assets	$7,894.1	$7,753.7	$7,589.7	$—	$7,305.2	$(20,486.5)	$10,056.2

CONDENSED CONSOLIDATING BALANCE SHEETS (continued)

As of December 31, 2015 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
LIABILITIES AND EQUITY
Current Liabilities
Short-term borrowings	$—	$—	$—	$—	$15.0	$—	$15.0
Short-term borrowings-affiliated	99.0	—	—	—	134.3	(233.3)	—
Accounts payable	0.1	—	—	—	56.7	—	56.8
Accounts payable-affiliated	10.8	4.8	—	—	11.1	(26.7)	—
Customer deposits	—	—	—	—	17.9	—	17.9
Taxes accrued	—	—	—	—	111.7	(5.7)	106.0
Interest accrued	9.4	—	—	—	0.1	—	9.5
Exchange gas payable	—	—	—	—	18.6	—	18.6
Deferred revenue	—	—	—	—	15.0	—	15.0
Accrued capital expenditures	—	—	—	—	100.1	—	100.1
Accrued compensation and related costs	—	—	—	—	51.9	—	51.9
Other accruals	—	0.3	—	—	69.7	—	70.0
Total Current Liabilities	119.3	5.1	—	—	602.1	(265.7)	460.8
Non Current Liabilities
Long-term debt	2,746.2	—	—	—	—	—	2,746.2
Long-term debt-affiliated	—	1,217.3	—	—	630.9	(1,848.2)	—
Deferred income taxes	—	1,350.4	—	—	16.6	(18.9)	1,348.1
Accrued liability for postretirement and postemployment benefits	0.3	8.3	—	—	41.2	(0.4)	49.4
Regulatory liabilities	—	10.5	—	—	311.1	—	321.6
Asset retirement obligations	—	—	—	—	25.7	—	25.7
Other noncurrent liabilities	15.3	0.2	—	—	75.9	—	91.4
Total Noncurrent Liabilities	2,761.8	2,586.7	—	—	1,101.4	(1,867.5)	4,582.4
Total Liabilities	2,881.1	2,591.8	—	—	1,703.5	(2,133.2)	5,043.2
Equity
Common stock	4.0	—	—	—	—	—	4.0
Additional paid-in capital	4,032.7	—	—	—	—	—	4,032.7
Retained earnings	46.9	—	—	—	—	—	46.9
Net parent investment	—	4,232.3	7,615.4	—	5,631.3	(17,479.0)	—
Accumulated other comprehensive loss	(27.0)	(26.8)	(25.7)	—	(29.6)	82.1	(27.0)
Total CPG Equity	4,056.6	4,205.5	7,589.7	—	5,601.7	(17,396.9)	4,056.6
Noncontrolling Interest	956.4	956.4	—	—	—	(956.4)	956.4
Total Equity	5,013.0	5,161.9	7,589.7	—	5,601.7	(18,353.3)	5,013.0
Total Liabilities and Equity	$7,894.1	$7,753.7	$7,589.7	$—	$7,305.2	$(20,486.5)	$10,056.2

CONDENSED CONSOLIDATING BALANCE SHEETS (continued)

As of December 31, 2014 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
ASSETS
Current Assets
Cash and cash equivalents	$—	$—	$—	$—	$0.5	$—	$0.5
Accounts receivable, net	—	—	—	—	149.4	—	149.4
Accounts receivable-affiliated	—	6.2	—	—	174.7	(0.9)	180.0
Materials and supplies, at average cost	—	—	—	—	24.9	—	24.9
Exchange gas receivable	—	—	—	—	34.8	—	34.8
Deferred property taxes	—	—	—	—	48.9	—	48.9
Deferred income taxes	—	5.9	—	—	54.1	—	60.0
Prepayments and other	—	3.7	—	—	20.8	(3.7)	20.8
Total Current Assets	—	15.8	—	—	508.1	(4.6)	519.3
Investments and Other Assets
Unconsolidated affiliates	—	—	—	—	444.3	—	444.3
Consolidated affiliates	4,176.3	4,156.3	—	—	5.7	(8,338.3)	—
Other investments	—	—	—	—	2.7	—	2.7
Total Investments and Other Assets	4,176.3	4,156.3	—	—	452.7	(8,338.3)	447.0
Property, Plant and Equipment
Property, plant and equipment	—	—	—	—	7,935.4	—	7,935.4
Accumulated depreciation and amortization	—	—	—	—	(2,976.8)	—	(2,976.8)
Net Property, Plant and Equipment	—	—	—	—	4,958.6	—	4,958.6
Other Noncurrent Assets
Regulatory assets	—	—	—	—	151.9	—	151.9
Goodwill	—	—	—	—	1,975.5	—	1,975.5
Postretirement and postemployment benefits assets	—	—	—	—	90.0	—	90.0
Deferred income taxes	—	6.6	—	—	—	(6.6)	—
Deferred charges and other	—	6.4	—	—	8.8	—	15.2
Total Other Noncurrent Assets	—	13.0	—	—	2,226.2	(6.6)	2,232.6
Total Assets	$4,176.3	$4,185.1	$—	$—	$8,145.6	$(8,349.5)	$8,157.5

CONDENSED CONSOLIDATING BALANCE SHEETS (continued)

As of December 31, 2014 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
LIABILITIES AND EQUITY
Current Liabilities
Current portion of long term debt- affiliated	$—	$—	$—	$—	$115.9	$—	$115.9
Short-term borrowings-affiliated	—	5.2	—	—	247.3	—	252.5
Accounts payable	—	—	—	—	56.0	—	56.0
Accounts payable-affiliated	—	4.4	—	—	50.1	(0.9)	53.6
Customer deposits	—	—	—	—	13.4	—	13.4
Taxes accrued	—	—	—	—	106.9	(3.7)	103.2
Exchange gas payable	—	—	—	—	34.7	—	34.7
Deferred revenue	—	—	—	—	22.5	—	22.5
Accrued capital expenditures	—	—	—	—	61.1	—	61.1
Accrued compensation and related costs	—	—	—	—	31.2	—	31.2
Other accruals	—	0.4	—	—	39.7	—	40.1
Total Current Liabilities	—	10.0	—	—	778.8	(4.6)	784.2
Non Current Liabilities
Long-term debt-affiliated	—	—	—	—	1,472.8	—	1,472.8
Deferred income taxes	—	—	—	—	1,262.3	(6.6)	1,255.7
Accrued liability for postretirement and postemployment benefits	—	9.3	—	—	43.7	—	53.0
Regulatory liabilities	—	—	—	—	295.7	—	295.7
Asset retirement obligations	—	—	—	—	23.2	—	23.2
Other noncurrent liabilities	—	—	—	—	96.6	—	96.6
Total Noncurrent Liabilities	—	9.3	—	—	3,194.3	(6.6)	3,197.0
Total Liabilities	—	19.3	—	—	3,973.1	(11.2)	3,981.2
Equity
Net parent investment	4,210.8	4,195.5	—	—	4,189.2	(8,384.7)	4,210.8
Accumulated other comprehensive loss	(34.5)	(29.7)	—	—	(16.7)	46.4	(34.5)
Total Equity	4,176.3	4,165.8	—	—	4,172.5	(8,338.3)	4,176.3
Total Liabilities and Equity	$4,176.3	$4,185.1	$—	$—	$8,145.6	$(8,349.5)	$8,157.5
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Year Ended December 31, 2015 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Operating Revenues
Transportation revenues	$—	$—	$—	$—	$1,054.4	$—	$1,054.4
Transportation revenues-affiliated	—	—	—	—	47.5	—	47.5
Storage revenues	—	—	—	—	171.4	—	171.4
Storage revenues-affiliated	—	—	—	—	26.2	—	26.2
Other revenues	—	—	—	—	35.4	—	35.4
Total Operating Revenues	—	—	—	—	1,334.9	—	1,334.9
Operating Expenses
Operation and maintenance	20.5	(1.2)	—	—	632.8	—	652.1
Operation and maintenance-affiliated	2.2	0.4	—	—	52.5	(2.2)	52.9
Depreciation and amortization	—	—	—	—	139.9	—	139.9
Gain on sale of assets and impairment, net	—	1.8	—	—	(54.7)	—	(52.9)
Property and other taxes	—	—	—	—	75.3	—	75.3
Total Operating Expenses	22.7	1.0	—	—	845.8	(2.2)	867.3
Equity Earnings in Unconsolidated Affiliates	—	—	—	—	60.5	—	60.5
Equity Earnings in Consolidated Affiliates	341.2	529.4	529.6	—	—	(1,400.2)	—
Operating Income	318.5	528.4	529.6	—	549.6	(1,398.0)	528.1
Other Income (Deductions)
Interest expense	(73.0)	—	—	—	(1.5)	6.9	(67.6)
Interest expense-affiliated	(2.5)	(40.8)	—	—	(26.8)	40.8	(29.3)
Other, net	45.4	0.5	3.5	—	27.6	(47.7)	29.3
Total Other Deductions, net	(30.1)	(40.3)	3.5	—	(0.7)	—	(67.6)
Income from Continuing Operations before Income Taxes	288.4	488.1	533.1	—	548.9	(1,398.0)	460.5
Income Taxes	(19.1)	146.6	—	—	25.5	—	153.0
Income from Continuing Operations	307.5	341.5	533.1	—	523.4	(1,398.0)	307.5
Loss from Discontinued Operations-net of taxes	(0.4)	(0.4)	—	—	—	0.4	(0.4)
Net Income	307.1	341.1	533.1	—	523.4	(1,397.6)	307.1
Less: Net income attributable to noncontrolling interest	39.9	39.9	—	—	—	(39.9)	39.9
Net Income Attributable to CPG	$267.2	$301.2	$533.1	$—	$523.4	$(1,357.7)	$267.2

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (continued)

Year Ended December 31, 2014 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Operating Revenues
Transportation revenues	$—	$—	$—	$—	$990.8	$—	$990.8
Transportation revenues-affiliated	—	—	—	—	95.7	—	95.7
Storage revenues	—	—	—	—	144.0	—	144.0
Storage revenues-affiliated	—	—	—	—	53.2	—	53.2
Other revenues	—	—	—	—	64.3	—	64.3
Total Operating Revenues	—	—	—	—	1,348.0	—	1,348.0
Operating Expenses
Operation and maintenance	—	(2.6)	—	—	631.0	—	628.4
Operation and maintenance-affiliated	—	0.5	—	—	122.7	—	123.2
Depreciation and amortization	—	—	—	—	118.8	—	118.8
Gain on sale of assets	—	—	—	—	(34.5)	—	(34.5)
Property and other taxes	—	—	—	—	67.1	—	67.1
Total Operating Expenses	—	(2.1)	—	—	905.1	—	903.0
Equity Earnings in Unconsolidated Affiliates	—	—	—	—	46.6	—	46.6
Equity Earnings in Consolidated Affiliates	268.7	269.6	—	—	—	(538.3)	—
Operating Income	268.7	271.7	—	—	489.5	(538.3)	491.6
Other Income (Deductions)
Interest expense-affiliated	—	—	—	—	(62.0)	—	(62.0)
Other, net	—	(0.1)	—	—	8.9	—	8.8
Total Other Deductions, net	—	(0.1)	—	—	(53.1)	—	(53.2)
Income from Continuing Operations before Income Taxes	268.7	271.6	—	—	436.4	(538.3)	438.4
Income Taxes	—	2.9	—	—	166.8	—	169.7
Income from Continuing Operations	268.7	268.7	—	—	269.6	(538.3)	268.7
Loss from Discontinued Operations-net of taxes	(0.6)	(0.6)	—	—	—	0.6	(0.6)
Net Income	$268.1	$268.1	$—	$—	$269.6	$(537.7)	$268.1

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS (continued)

	Predecessor
Year Ended December 31, 2013 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Operating Revenues
Transportation revenues	$—	$—	$—	$—	$850.9	$—	$850.9
Transportation revenues-affiliated	—	—	—	—	94.1	—	94.1
Storage revenues	—	—	—	—	142.8	—	142.8
Storage revenues-affiliated	—	—	—	—	53.6	—	53.6
Other revenues	—	—	—	—	39.1	—	39.1
Total Operating Revenues	—	—	—	—	1,180.5	—	1,180.5
Operating Expenses
Operation and maintenance	—	1.5	—	—	507.5	—	509.0
Operation and maintenance-affiliated	—	0.6	—	—	118.0	—	118.6
Depreciation and amortization	—	—	—	—	107.0	—	107.0
Gain on sale of assets	—	—	—	—	(18.6)	—	(18.6)
Property and other taxes	—	—	—	—	62.2	—	62.2
Total Operating Expenses	—	2.1	—	—	776.1	—	778.2
Equity Earnings in Unconsolidated Affiliates	—	—	—	—	35.9	—	35.9
Equity Earnings in Consolidated Affiliates	271.7	266.8	—	—	—	(538.5)	—
Operating Income	271.7	264.7	—	—	440.3	(538.5)	438.2
Other Income (Deductions)
Interest expense-affiliated	—	—	—	—	(37.9)	—	(37.9)
Other, net	—	0.1	—	—	17.8	—	17.9
Total Other Deductions, net	—	0.1	—	—	(20.1)	—	(20.0)
Income from Continuing Operations before Income Taxes	271.7	264.8	—	—	420.2	(538.5)	418.2
Income Taxes	—	(6.2)	—	—	152.7	—	146.5
Income from Continuing Operations	271.7	271.0	—	—	267.5	(538.5)	271.7
Income from Discontinued Operations-net of taxes	9.0	9.0	—	—	—	(9.0)	9.0
Net Income	$280.7	$280.0	$—	$—	$267.5	$(547.5)	$280.7
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

Year Ended December 31, 2015 (in millions, net of taxes)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Income	$307.1	$341.1	$533.1	$—	$523.4	$(1,397.6)	$307.1
Other comprehensive income
Net unrealized (loss) gain on cash flow hedges	0.2	(1.6)	—	—	1.8	(0.2)	0.2
Unrecognized pension and OPEB benefit (costs)	5.2	5.4	—	—	(0.2)	(5.2)	5.2
Total other comprehensive income	5.4	3.8	—	—	1.6	(5.4)	5.4
Total Comprehensive Income	312.5	344.9	533.1	—	525.0	(1,403.0)	312.5
Less: Comprehensive Income-noncontrolling interest	40.0	40.0	—	—	—	(40.0)	40.0
Comprehensive Income-controlling interests	$272.5	$304.9	$533.1	$—	$525.0	$(1,363.0)	$272.5

Year Ended December 31, 2014 (in millions, net of taxes)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Income	$268.1	$268.1	$—	$—	$269.6	$(537.7)	$268.1
Other comprehensive income
Net unrealized gain on cash flow hedges	1.0	—	—	—	1.0	(1.0)	1.0
Unrecognized pension and OPEB costs	(9.7)	(9.7)	—	—	—	9.7	(9.7)
Total other comprehensive (loss) income	(8.7)	(9.7)	—	—	1.0	8.7	(8.7)
Total Comprehensive Income	$259.4	$258.4	$—	$—	$270.6	$(529.0)	$259.4

	Predecessor
Year Ended December 31, 2013 (in millions, net of taxes)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Income	$280.7	$280.0	$—	$—	$267.5	$(547.5)	$280.7
Other comprehensive income
Net unrealized gain on cash flow hedges	1.1	—	—	—	1.1	(1.1)	1.1
Unrecognized pension and OPEB benefit	8.2	8.2	—	—	—	(8.2)	8.2
Total other comprehensive income	9.3	8.2	—	—	1.1	(9.3)	9.3
Total Comprehensive Income	$290.0	$288.2	$—	$—	$268.6	$(556.8)	$290.0
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Year Ended December 31, 2015 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Cash Flows (used for) from Operating Activities	$(29.7)	$(49.6)	$3.5	$—	$589.5	$(20.2)	$493.5
Investing Activities
Capital expenditures	—	(32.7)	—	—	(1,181.0)	32.7	(1,181.0)
Insurance recoveries	—	—	—	—	2.1	—	2.1
Change in short-term lendings-affiliated	—	(83.9)	(3.3)	—	(0.6)	233.3	145.5
Proceeds from disposition of assets	—	26.2	—	—	84.1	(32.7)	77.6
Contributions to equity investees	—	(1,217.3)	(446.2)	—	(1.4)	1,663.5	(1.4)
Distributions from equity investees	—	—	—	—	16.0	—	16.0
Other investing activities	(5.2)	—	—	—	(22.2)	—	(27.4)
Net Cash Flows used for Investing Activities	(5.2)	(1,307.7)	(449.5)	—	(1,103.0)	1,896.8	(968.6)
Financing Activities
Change in short-term borrowings	—	—	—	—	15.0	—	15.0
Change in short-term borrowings-affiliated	99.0	(5.1)	—	—	(113.1)	(233.3)	(252.5)
Issuance of long-term debt	2,745.9	—	—	—	—	—	2,745.9
Debt related costs	(27.9)	6.3	—	—	(2.0)	—	(23.6)
Issuance of long-term debt-affiliated	—	1,217.3	—	—	—	—	1,217.3
Payments of long-term debt-affiliated, including current portion	(1,848.2)	—	—	—	(959.6)	—	(2,807.8)
Proceeds from the issuance of common units, net of offering costs	—	—	1,170.0	—	(1.6)	—	1,168.4
Issuance of common stock, net of offering costs	1,394.7	—	—	—	—	—	1,394.7
Contribution of capital from parent	—	—	—	—	1,663.5	(1,663.5)	—
Distribution of IPO proceeds to parent	—	—	(500.0)	—	—	—	(500.0)
Distribution to parent	(1,450.0)	—	—	—	—	—	(1,450.0)
Quarterly distributions to unitholders	—	—	—	—	(43.4)	43.4	—
Distribution to noncontrolling interest in Columbia OpCo	—	—	(187.3)	—	—	187.3	—
Distribution received from Columbia OpCo	—	187.3	—	—	—	(187.3)	—
Distribution to noncontrolling interest	—	—	—	—	—	(23.2)	(23.2)
Dividends paid - common stock	(79.5)	—	—	—	—	—	(79.5)
Transfer from parent	0.9	(1.8)	(34.8)	—	36.5	—	0.8
Net Cash Flows from Financing Activities	834.9	1,404.0	447.9	—	595.3	(1,876.6)	1,405.5
Change in cash and cash equivalents	800.0	46.7	1.9	—	81.8	—	930.4
Cash and cash equivalents at beginning of period	—	—	—	—	0.5	—	0.5
Cash and Cash Equivalents at End of Period	$800.0	$46.7	$1.9	$—	$82.3	$—	$930.9

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (continued)

Year Ended December 31, 2014 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Cash Flows (used for) from Operating Activities	$—	$(3.7)	$—	$—	$570.7	$(2.2)	$564.8
Investing Activities
Capital expenditures	—	—	—	—	(747.2)	—	(747.2)
Insurance recoveries	—	—	—	—	11.3	—	11.3
Change in short-term lendings-affiliated	—	4.8	—	—	(62.0)	—	(57.2)
Proceeds from disposition of assets	—	—	—	—	9.3	—	9.3
Contributions to equity investees	—	—	—	—	(69.2)	—	(69.2)
Other investing activities	—	—	—	—	(7.1)	—	(7.1)
Net Cash Flows from (used for) Investing Activities	—	4.8	—	—	(864.9)	—	(860.1)
Financing Activities
Change in short-term borrowings-affiliated	—	5.2	—	—	(472.3)	—	(467.1)
Debt related costs	—	(6.3)	—	—	(0.1)	—	(6.4)
Issuance of long-term debt-affiliated	—	—	—	—	768.9	—	768.9
Distribution to parent	—	—	—	—	(2.2)	2.2	—
Net Cash Flows (used for) from Financing Activities	—	(1.1)	—	—	294.3	2.2	295.4
Change in cash and cash equivalents	—	—	—	—	0.1	—	0.1
Cash and cash equivalents at beginning of period	—	—	—	—	0.4	—	0.4
Cash and Cash Equivalents at End of Period	$—	$—	$—	$—	$0.5	$—	$0.5

	Predecessor
Year Ended December 31, 2013 (in millions)	CPG	CEG	OpCo LP	OpCo GP	Non-guarantor Subsidiaries	Consolidating adjustments and eliminations	CPG Consolidated
Net Cash Flows from Operating Activities	$—	$162.8	$—	$—	$410.6	$(116.2)	$457.2
Investing Activities
Capital expenditures	—	—	—	—	(674.8)	—	(674.8)
Insurance recoveries	—	—	—	—	6.4	—	6.4
Change in short-term lendings-affiliated	—	7.1	—	—	(10.3)	—	(3.2)
Proceeds from disposition of assets	—	—	—	—	15.4	—	15.4
Contributions to equity investees	—	—	—	—	(125.5)	—	(125.5)
Other investing activities	—	—	—	—	(9.2)	—	(9.2)
Net Cash Flows from (used for) Investing Activities	—	7.1	—	—	(798.0)	—	(790.9)
Financing Activities
Change in short-term borrowings-affiliated	—	—	—	—	391.0	—	391.0
Issuance of long-term debt-affiliated	—	—	—	—	65.1	—	65.1
Distribution to parent	—	(170.0)	—	—	(69.2)	116.2	(123.0)
Net Cash Flows (used for) from Financing Activities	—	(170.0)	—	—	386.9	116.2	333.1
Change in cash and cash equivalents	—	(0.1)	—	—	(0.5)	—	(0.6)
Cash and cash equivalents at beginning of period	—	0.1	—	—	0.9	—	1.0
Cash and Cash Equivalents at End of Period	$—	$—	$—	$—	$0.4	$—	$0.4